Contingencies And Other Disclosures (Narrative I) (Details) (USD $)	12 Months Ended					3 Months Ended	7 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2008	Dec. 31, 2012	Dec. 25, 2013 First Lien Mortgage Securitizations [Member]	Dec. 31, 2005 First Lien Mortgage Securitizations [Member]	Jun. 30, 2011 Sentinel Litigation [Member]	Jul. 31, 2011 Sentinel Litigation [Member] number	Dec. 31, 2013 Single Family Residential Loans [Member]	Dec. 31, 2012 Single Family Residential Loans [Member]	Dec. 31, 2013 Mortgage Securitization Litigation [Member]	Dec. 31, 2013 Debit Transaction Sequencing Matter [Member]	Dec. 25, 2013 Federal Home Loan Bank San Francisco [Member]	Dec. 31, 2013 F H Proprietary Securitization [Member] number	Dec. 31, 2007 F H Proprietary Securitization [Member] number	Dec. 25, 2013 F H Proprietary Securitization [Member]	Dec. 25, 2013 Federal Home Loan Bank Of Atlanta [Member]	Aug. 31, 2008 FHA Insured number	Dec. 31, 2013 Alternative Mortgage Loans [Member] F H Proprietary Securitization [Member]	Dec. 31, 2013 Jumbo Mortgage Loans [Member] F H Proprietary Securitization [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 25, 2013 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 25, 2013 Two Credit Unions [Member] Home Equity [Member]	Dec. 31, 2013 Home Equity [Member] F H Proprietary Securitization [Member] number	Dec. 25, 2013 Federal Housing Finance Agency [Member] Mortgage Securitization Litigation [Member]	Dec. 25, 2013 Investments Subject To Lawsuits Excluding Fhfa [Member] Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Number of subsidiaries							2
Number of former employees							2
Estimated reasonably possible losses in excess of currently established liabilities																				$ 180,000,000	$ 0
Amount trustee would receive under terms of the settlement							38,500,000
Settlement expense						36,700,000
Actual damages sought by plaintiff											5,000,000
Subservicer expenditure reimbursement amount disputed	34,900,000
Loans originated and sold to Agencies		69,500,000,000
Loans securitized, without recourse in proprietary transactions														26,700,000,000
Number of active securitization trusts																								3
Loans sold on full recourse basis with servicing retained								500,000	36,100,000
Number of securitization trusts														80
Remaining balance in mortgage loans													7,100,000,000					4,900,000,000	2,200,000,000
Stated percentage of voting rights	25.00%
Original combined certificate balances of investments subject to subpoena												501,100,000				56,100,000						321,600,000	299,800,000
Total original certificate balance with monoline insurance					25,000,000
Total current certificate balance with monoline insurance				23,500,000
Current combined certificate balances of investments subject to subpoena												151,000,000				11,200,000						110,600,000	80,800,000
Investment in proprietary securitizations subject to indemnifications										331,400,000
Investment in proprietary securitizations subject to lawsuits										1,100,000,000
Ending certificate balance of the investments subject to lawsuits																									311,600,000	223,200,000
Investments percentage performing																									90.00%	80.00%
Cumulative losses on investments, percentage of unpaid balance																									7.00%	8.00%
Cumulative original note balances of the HELOC proprietary securitizations															961,800,000
Current note balances of the HELOC proprietary securitizations															296,500,000
Unpaid principal balance of loans sold where private mortgage insurance had been cancelled	478,000,000		436,000,000
Number of monoline insurers who have commenced review of certain HELOC securitization													3
Estimated Litigation Liability	60,500,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to	2
Number of years of the subservicing arrangement	3 years
Loans sold to GSEs		57,600,000,000
Loans guaranteed by Ginnie Mae		11,900,000,000
Number Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform																	47,817
Amount Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform																	$ 8,200,000,000
Percent Of Repurchase Make Whole Claims Related To Private Whole Loan Sales	16.00%
Number Of Legal Actions As Defendant Involving Company Originated Loans	2